Other Information (Tables)	12 Months Ended
Dec. 31, 2014
Schedule of Other Income (Expense)
(In thousands)	Years Ended December 31,
	2014	2013	2012
Foreign exchange gain (loss)	$15,554	$1,772	$(3,018)
Debt modification expenses	-	(23,555)	-
Other	(6,450)	(197)	3,268
Total other income (expense), net	$9,104	$(21,980)	$250

Schedule of Defered Tax (Asset) Liablity Related to Other comprhensive Income (Loss)
(In thousands)	Years Ended December 31,
	2014	2013	2012
Foreign currency translation adjustments and other	$2,559	$(14,421)	$3,210
Unrealized holding gain on marketable securities	-	(11,010)	15,324
Unrealized holding gain (loss) on cash flow derivatives	-	28,759	30,074
Total increase in deferred tax liabilities	$2,559	$3,328	$48,608

Schedule of Other Current Assets
(In thousands)	As of December 31,
	2014	2013
Inventory	$23,777	$26,872
Deferred tax asset	37,793	51,967
Deposits	4,466	5,126
Deferred loan costs	32,602	30,165
Other	37,661	47,027
Total other current assets	$136,299	$161,157

Schedule of Other Assets
(In thousands)	As of December 31,
	2014	2013
Investments in, and advances to, nonconsolidated affiliates	$9,493	$238,805
Other investments	18,247	9,725
Notes receivable	242	302
Prepaid expenses	16,082	24,231
Deferred loan costs	130,267	143,763
Deposits	27,822	26,200
Prepaid rent	56,430	62,864
Non-qualified plan assets	11,568	11,844
Other	18,914	15,722
Total other assets	$289,065	$533,456

Schedule of Other Long-Term Liabilities
(In thousands)	As of December 31,
	2014	2013
Unrecognized tax benefits	$110,410	$131,015
Asset retirement obligation	53,936	59,125
Non-qualified plan liabilities	11,568	11,844
Deferred income	23,734	16,247
Deferred rent	125,530	120,092
Employee related liabilities	39,963	31,617
Other	89,722	92,080
Total other long-term liabilities	$454,863	$462,020

Schedule of Accumulated Other Comprehensive Loss
(In thousands)	As of December 31,
	2014	2013
Cumulative currency translation adjustment	$(291,520)	$(188,920)
Cumulative unrealized gain on securities	1,397	1,101
Cumulative other adjustments	(18,467)	(8,254)
Total accumulated other comprehensive loss	$(308,590)	$(196,073)